Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025
C000015145 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	(0.92%)	(0.50%)	1.17%
C000015146 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	2.38%	0.32%	1.69%
C000015139 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	(3.66%)	(1.78%)	0.75%
C000015141 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	0.62%	(0.74%)	1.37%
C000015138 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	1.61%	0.49%	2.03%
C000015136 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	(2.88%)	(0.57%)	1.39%
C000015134 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	(0.57%)	0.03%	1.46%
C000015135 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	2.74%	0.84%	1.98%
Without Sales Load [Member] | C000015145 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	2.16%	0.11%	1.48%
Without Sales Load [Member] | C000137681 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	1.44%	(0.68%)	0.83%
Without Sales Load [Member] | C000015139 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	0.53%	(0.93%)	1.18%
Without Sales Load [Member] | C000137680 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	(0.31%)	(1.70%)	0.54%
Without Sales Load [Member] | C000015136 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	1.41%	0.29%	1.83%
Without Sales Load [Member] | C000137679 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	0.59%	(0.52%)	1.17%
Without Sales Load [Member] | C000015134 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	2.54%	0.63%	1.77%
Without Sales Load [Member] | C000137678 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	1.73%	(0.15%)	1.12%
S And P Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Index
Average Annual Return, Percent	2.44%	0.78%	2.22%
Lipper Other States Intermediate Municipal Debt Funds Classification Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Other States Intermediate Municipal Debt Funds Classification Average
Average Annual Return, Percent	2.36%	0.02%	1.31%
S And P Municipal Bond Intermediate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Intermediate Index
Average Annual Return, Percent	3.48%	0.80%	2.20%
Lipper Other States Municipal Debt Funds Classification Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Other States Municipal Debt Funds Classification Average
Average Annual Return, Percent	0.90%	(0.12%)	1.32%
S And P Municipal Bond Nebraska Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Nebraska Index
Average Annual Return, Percent	2.55%	0.29%	2.06%
S And P Municipal Bond Minnesota Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Minnesota Index
Average Annual Return, Percent	3.01%	0.63%	1.99%
Lipper Minnesota Municipal Debt Funds Classification Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Minnesota Municipal Debt Funds Classification Average
Average Annual Return, Percent	1.25%	0.01%	1.38%